SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2013
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 9:-         SUBSEQUENT EVENTS

On July 15, 2013, the Company's Board of directors approved a grant to employees and non-employees of options to purchase a total of 1,018,900 and 10,000 ordinary shares, respectively, at an exercise price of $ 5.445 per share.

1,008,900 out of the total options to purchase ordinary shares granted to employees shall vest over a period of twelve months commencing January 1, 2016.

10,000 out of the total options to purchase ordinary shares granted to employees shall vest over a period of four years commencing on the above date.

10,000 options to purchase ordinary shares granted to non- employees shall vest over a period of twelve months commencing on the above date.

180,000 options out of the total options to purchase ordinary shares granted to employees are pending shareholders' approval.